Acquisition (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Acquisition
Schedule of fair value of consideration

The components of the preliminary fair value of consideration transferred are as follows ($ in thousands):

Cash consideration	$1,661
Equity consideration	2,056
Deferred consideration	100
Total fair value of consideration transferred	$3,817

Schedule of purchase price allocation

The following table summarizes the preliminary purchase price allocation as of the acquisition date ($ in thousands):

			Preliminary Amounts
	Initial Amounts		Recognized as of the
	Recognized as of the	Measurement Period	Acquisition Date (as
	Acquisition Date	Adjustment	Adjusted)
Cash and cash equivalents	$5	—	$5
Accounts receivable, net	47	—	47
Property, plant and equipment, net	4	—	4
Intangible assets, net	670	—	670
Other assets	103	—	103
Total identifiable assets acquired	$829	—	$829
Accounts payable	40	—	40
Accrued expenses	16	—	16
Deferred tax liability	—	$238	238
Other liabilities	39	—	39
Total identifiable liabilities assumed	$95	$238	$333
Total identifiable net assets	$734	(238)	$496
Goodwill	$3,083	238	$3,321

Schedule of acquired intangible assets and estimated useful lives

The following table summarizes the preliminary valuation of acquired intangible assets and estimated useful lives as of the acquisition date ($ in thousands):

	Estimated remaining
	useful lives (in years)	Fair Value
Customer Relationships	8.0	$130
Developed Technology	5.0	470
Trademarks	3.0	70
Total identifiable intangible assets		$670

Mariadb Corporation Ab
Acquisition
Schedule of fair value of consideration

The components of the preliminary fair value of consideration transferred are as follows ($ in thousands):

Cash consideration	$1,661
Equity consideration	2,056
Deferred consideration	100
Total fair value of consideration transferred	$3,817

Schedule of purchase price allocation

The following table summarizes the preliminary purchase price allocation as of the acquisition date ($ in thousands):

Cash and cash equivalents	$5
Accounts receivable, net	47
Property, plant and equipment, net	4
Intangible assets, net	670
Other assets	103
Total identifiable assets acquired	$829
Accounts payable	40
Accrued expenses	16
Other liabilities	39
Total identifiable liabilities assumed	$95
Total identifiable net assets	$734
Goodwill	$3,083

Schedule of acquired intangible assets and estimated useful lives

The following table summarizes the preliminary valuation of acquired intangible assets and estimated useful lives as of the acquisition date ($ in thousands):

	Estimated
	remaining
	useful lives	Fair
	(in years)	Value
Customer Relationships	8.0	$130
Developed Technology	5.0	470
Trademarks	3.0	70
Total identifiable intangible assets		$670